Basis of Presentation and Significant Accounting Policies (Q3) (Details) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($) shares	Jun. 07, 2023 USD ($)	May 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) segment $ / shares shares	Sep. 20, 2023 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) Segment $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units | shares	2,524,000				2,524,000			2,524,000			2,524
Net income (loss) attributable to common shareholders					$ (1,700)			$ (1,700)
Net loss attributable to noncontrolling interest	$ 11,924				11,924		$ 0	11,924		$ 0
Net income (loss) and noncontrolling interest attributable to Legacy AON Shareholders prior to the reverse recapitalization					(15,489)		5,607	$ (27,081)	$ (27,000)	1,227	$ 2,589	$ (105)	$ 21,951
Number of operating segments								1			1
Number of reportable segments								1			1
Revenue					$ 336,305		$ 297,324	$ 955,003		849,272	$ 1,149,670	943,747	724,743
Offering costs											206	0	$ 0
Stock issuance costs								800
Deferred offering costs											300
Proceeds from issuance of redeemable preferred stock								$ 64,996		$ 0
Malpractice insurance, coverage per claim											2,000	2,000
Malpractice insurance, limit per policy period											$ 4,000	$ 4,000
Number of securities called by each warrant (in shares) | shares	1				1			1
Reverse recapitalization, equity conversion ratio	1				1			1
Earnings (loss) per unit, diluted (in usd per share) | $ / shares					$ (0.61)		$ 0	$ (0.61)		$ 0	$ 0	$ 0	$ 0
Earnings (loss) per unit, basic (in usd per share) | $ / shares					$ (0.61)		$ 0	$ (0.61)		$ 0	$ 0	$ 0	$ 0
Accrued dividend rate (in percent)								8.00%
Series C Preferred Stock
Description Of Business And Significant Accounting Policies [Line Items]
Offering costs		$ 500						$ 800
Deferred offering costs		300
Net proceeds from issuance of redeemable convertible stock		64,500
Proceeds from issuance of redeemable preferred stock		$ 65,000
Participating Threshold, 1
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units | shares	2,524,000				2,524,000			2,524,000			2,524
Participating Threshold, 2
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units | shares	2,453,000				2,453,000			2,453,000			2,453
Participating Threshold, 3
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units | shares	1,976,000				1,976,000			1,976,000			1,976
AON LLC
Description Of Business And Significant Accounting Policies [Line Items]
Reverse recapitalization, equity conversion ratio									1
AON LLC | Series A Preferred Stock
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units | shares	2,705,000				2,705,000			2,705,000
Preferred Class A
Description Of Business And Significant Accounting Policies [Line Items]
Offering costs								$ 800
Accrued dividend rate (in percent)								8.00%
Series A Preferred Stock
Description Of Business And Significant Accounting Policies [Line Items]
Offering costs								$ 750		$ 0
Series A Preferred Stock | AON LLC
Description Of Business And Significant Accounting Policies [Line Items]
Recapitalization exchange ratio, units | shares											2,705
Public Warrant
Description Of Business And Significant Accounting Policies [Line Items]
Fair value of warrants	$ 1,400				$ 1,400			1,400
Private Placement Warrants
Description Of Business And Significant Accounting Policies [Line Items]
Fair value of warrants	$ 1,000				$ 1,000			$ 1,000
Private Placement Warrants | Measurement Input, Expected Dividend Rate
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	0				0			0
Private Placement Warrants | Measurement Input, Price Volatility
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	0.0075				0.0075			0.0075
Private Placement Warrants | Measurement Input, Risk Free Interest Rate
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	0.046				0.046			0.046
Private Placement Warrants | Measurement Input, Expected Term
Description Of Business And Significant Accounting Policies [Line Items]
Warrants, measurement input	5				5			5
Professional Malpractice Liability Insurance
Description Of Business And Significant Accounting Policies [Line Items]
Malpractice insurance, coverage per claim								$ 1,000			$ 1,000	$ 1,000
Malpractice insurance, limit per policy period								3,000			$ 1,000	$ 1,000
Directors and Officers Liability Insurance
Description Of Business And Significant Accounting Policies [Line Items]
Malpractice insurance, coverage per claim								2,000
Malpractice insurance, limit per policy period								4,000
OCP Management Arizona, LLP
Description Of Business And Significant Accounting Policies [Line Items]
Noncash consideration of equity method investment				$ 2,300
Equity method investment (in percent)				49.00%
Patient Visits
Description Of Business And Significant Accounting Policies [Line Items]
Revenue					$ 238,900		$ 213,800	678,100		606,000
Clinical Trials
Description Of Business And Significant Accounting Policies [Line Items]
Revenue					$ 2,200		$ 1,000	$ 3,700		$ 3,100
MIBA
Description Of Business And Significant Accounting Policies [Line Items]
Payments to acquire interest in subsidiary			$ 200			$ 200
Allocation of income to controlling and noncontrolling interests			56.00%
AON LLC | Legacy AON Shareholders
Description Of Business And Significant Accounting Policies [Line Items]
Allocation of income to controlling and noncontrolling interests	81.00%							67.90%	100.00%	100.00%
AON LLC | AON Inc.
Description Of Business And Significant Accounting Policies [Line Items]
Allocation of income to controlling and noncontrolling interests	19.00%